CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jan. 31, 2021
Cash Flows from Operating Activities:
Net loss			$ (20,444,000)	$ (17,861,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			2,978,000	2,362,000
Stock-based compensation			22,522,000	1,118,000
Change in fair value of derivative warrant liabilities	$ (8,687,000)	$ 0	(14,509,000)	0
Amortization of debt issuance costs			667,000	0
Change in fair value of earnout liability	(8,024,000)	0	(17,658,000)	0
Change in fair value of forward contract			(5,077,000)	0
Changes in operating assets and liabilities:
Accounts receivable			(1,030,000)	(241,000)
Prepaid expenses and other current assets			(2,898,000)	(530,000)
Other assets			34,000	(36,000)
Deferred revenue			123,000	(119,000)
Accounts payable			(882,000)	709,000
Other liabilities			122,000	(192,000)
Accrued expenses and other current liabilities			967,000	692,000
Net cash used in operating activities			(35,085,000)	(14,098,000)
Cash Flows from Investing Activities:
Purchases of property and equipment			(10,636,000)	(3,744,000)
Net cash used in investing activities			(10,636,000)	(3,744,000)
Cash flows from financing activities
Proceeds from issuance of notes payable			5,000,000	20,000,000
Payments on debt issuance costs			(85,000)	0
Net cash provided by financing activities			217,766,000	20,117,000
Proceeds from Business Combination, net of transaction costs paid			225,604,000	0
Transaction costs paid directly by Rigetti			(17,428,000)	0
Payment on loan and security agreement exit fees			(1,000,000)	0
Proceeds from issuance of common stock upon exercise of stock options and warrants			5,675,000	117,000
Effect of changes in exchange rate on cash and restricted cash			46,000	41,000
Net increase in cash and restricted cash			172,091,000	2,316,000
Cash and restricted cash at beginning of period			12,046,000	24,394,000			$ 24,394,000
Cash and restricted cash at end of period	184,137,000	26,710,000	184,137,000	26,710,000	$ 12,046,000	$ 24,394,000	12,046,000
Supplemental disclosure of cash flow information:
Cash paid for interest			1,708,000	488,000
Supplemental disclosure of non-cash financing activity:
Fair value of loan and security agreement warrant liability	22,487,000		22,487,000
Fair value of earn-out liability	$ 26,583,000	0	26,583,000	0
Fair value of private placement and public warrants liability		$ 0		0
Exercise of loan and security agreement warrants			6,370,000	0
Settlement of the first tranche of forward contract			3,305,000	0
Capitalization of deferred costs to equity upon share issuance			848,000	0
Purchases of property and equipment recorded in accounts payable			428,000	$ 664,000
Rigetti Holdings Inc
Cash Flows from Operating Activities:
Net loss					(38,241,499)			$ (26,127,496)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization					4,651,129			4,299,263
Stock-based compensation					1,765,371			2,592,038
Gain on extinguishment of debt					0	(8,913,532)	(8,913,532)	(8,913,532)
Change in fair value of derivative warrant liabilities					1,664,133		0
Change in fair value of forward contract agreement liabilities					230,000
Amortization of debt issuance costs					512,755
Amortization of debt commitment fee asset					94,405
Accretion of debt end of term liabilities					121,585
Changes in operating assets and liabilities:
Accounts receivable					(1,063,166)			(290,399)
Prepaid expenses and other current assets					(314,988)			244,932
Other assets					(34,978)			(2,248)
Deferred revenue					493,149			(1,659,856)
Accounts payable					(388,574)			(1,995,037)
Accrued expenses					1,553,984			1,403,772
Other liabilities					(86,666)			381,300
Net cash used in operating activities					(29,043,360)			(30,067,263)
Cash Flows from Investing Activities:
Purchases of property and equipment					(7,007,742)			(4,400,432)
Net cash used in investing activities					(7,007,742)			(4,400,432)
Cash flows from financing activities
Proceeds from issuance of convertible notes								2,200,000
Proceeds from issuance of debt and warrants					27,000,000
Payments on debt issuance costs					(247,140)
Payments on deferred offering costs					(1,548,489)
Proceeds from issuance of preferred stock and warrants, net of issuance costs								54,022,876
Proceeds from issuance of common stock upon exercise of stock options					374,901			51,384
Proceeds from issuance of common stock upon exercise of common stock warrants					2,968			14,980
Net cash provided by financing activities					25,582,240			56,289,240
Effect of changes in exchange rate on cash and restricted cash					(5,010)			72,136
Net increase in cash and restricted cash					(10,473,872)			21,893,681
Cash and restricted cash at beginning of period			$ 12,045,650		22,519,522	$ 625,841		625,841
Cash and restricted cash at end of period					12,045,650		12,045,650	22,519,522
Supplemental disclosure of cash flow information:
Cash paid for interest					1,488,890			51,666
Supplemental disclosure of non-cash financing activity:
Deferred offering costs in accounts payable and accrued expenses					1,899,981
Fair value of loan and security agreement warrant liability					$ 2,690,574		$ 2,690,574
Conversion of redeemable convertible preferred stock to common stock upon equity recapitalization								120,793,893
Conversion of convertible notes to redeemable convertible preferred stock and warrants								19,874,439
Issuance of redeemable convertible preferred stock upon equity recapitalization								7,734,083
Issuance of common stock upon modification of convertible notes								1,443,605
Conversion of SAFE to redeemable convertible preferred stock								1,190,530
Conversion of convertible notes to common stock								427,690
Issuance of warrants to customer								$ 154,330